Investments for Account of Policyholders - Summary of investment properties are leased out under operating leases (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Income Expense From Investments Properties Under Operating Leases [Line Items]
Rental income reported as part of investment income	€ 114	€ 125	€ 129
Investments in real estate [member]
Disclosure Of Detailed Information About Income Expense From Investments Properties Under Operating Leases [Line Items]
Rental income reported as part of investment income	27	42	47
Direct operating expenses from investment in real estate for account of policyholders	€ 8	€ 6	€ 4